SHAREHOLDER LETTER


Dear Shareholder:

We are pleased to bring you the semiannual report for Franklin's IFT Money Market Portfolio and Franklin U.S. Government Securities Money Market Portfolio for the period ended December 31, 1999.

During the six months under review, domestic economic growth accelerated from a pace that was already well above the Federal Reserve Board's (the Fed's) targeted long-term growth rate, or "speed limit," of 3.0%. The overall economy, as measured by U.S. gross domestic product (GDP), grew at blistering annualized rates of 5.7% and 5.8% during the third and fourth quarters of 1999, respectively. Higher equity and real estate prices, increasing wages and tight labor markets helped spur consumer spending during the reporting period. The booming economy also contributed to a continued downtrend in the national unemployment rate, which reached a 30-year low of 4.1% by the end of the reporting period.(1)


CONTENTS

Shareholder Letter ............  1

Fund Reports

 Franklin's IFT
Money Market Portfolio ........  4

 Franklin U.S. Government
Securities Money Market
Portfolio .....................  6

Financial Highlights &
Statement of Investments ......  8

Financial Statements .......... 12

Notes to
Financial Statements .......... 15


[PYRAMID]

1. Source: Bureau of Labor Statistics.


A rebound in the manufacturing sector and improving international growth contributed to the U.S. economy as it entered its ninth consecutive year of expansion, marking the longest growth period in the nation's history. As expected, the combination of strong domestic and overseas expansion caused the inflation rate to rise during the reporting period. Inflation, as measured by the year-over-year change in the Consumer Price Index (CPI), increased from 2.0% on June 30, 1999 to 2.7% for the year ending December 31, 1999.

Seeking to stay ahead of the curve on inflation, the Fed increased the federal funds target rate from 5.00% to 5.50% during the reporting period. In turn, bond prices dropped, but yields rose, a positive outcome for money market investors. The yield on the bellwether 30-year Treasury advanced from 5.96% on June 30, 1999, to 6.48% on December 31, 1999.

Reflecting the Fed's 50 basis point increase in short-term interest rates during the last half of 1999, the seven-day current yield of Franklin's IFT Money Market Portfolio ended the reporting period higher, from 4.61% on June 30, 1999, to 5.46% on December 31, 1999. Similarly, Franklin U.S. Government Securities Money Market Portfolio's seven-day current yield increased from 4.47% on June 30, 1999 to 5.04% on December 28, 1999. Then because of Y2K related liquidity fears, short-term interest rates dropped dramatically just prior to and over the Y2K weekend. As a result of the temporary drop in short-term interest rates at year-end, the Franklin U.S. Government Securities Money Market Portfolio's seven-day current yield ended the period at 4.43% on December 31, 1999. After a smooth transition into the new millennium, liquidity returned to the short-term markets and interest rates rose back to the levels just prior to the drop in rates at year-end. As of January 10, 2000, the Franklin U.S. Government Securities Money Market Portfolio's seven-day current yield rose to 5.10%.

Going forward, underlying concerns linger regarding the economy's strength, and the possibility that short-term interest rates may rise further in the near future. As the world approached its date with Y2K, it became clear that the pace of the U.S. economy was largely unaffected by the rate hikes of 1999, reviving the specter of inflation. In light of surging consumer spending, rising commodity prices and other inflation-inducing trends, most analysts ended the year anticipating an even tighter monetary policy by the Fed in 2000. We will continue to closely monitor political and economic events and make adjustments to your portfolio as necessary.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

Sincerely,




/s/Charles B. Johnson

Charles B. Johnson
Chairman
Franklin's Institutional Fiduciary Trust


FRANKLIN'S
IFT MONEY MARKET PORTFOLIO

The Money Market Portfolio
Portfolio Composition
12/31/99

Certificates of Deposit         43.9%
Commercial Paper                38.2%
Repurchase Agreements           10.3%
Bank Notes                       4.1%
Discounted Notes                 2.8%
Other Assets                     0.7%

[PIE CHART]


Franklin's IFT Money Market Portfolio (the Fund) seeks to provide a high level of current income, consistent with capital preservation and liquidity. The Fund invests all of its assets in the shares of The Money Market Portfolio (the Portfolio), which has the same investment objective as the Fund's. The Portfolio, in turn, invests in various money market instruments such as:

-    U.S. government and federal agency obligations(2)

-    Certificates of deposit

-    Banker's acceptances

-    High grade commercial paper

-    High grade short-term corporate obligations

-    Repurchase agreements collateralized by U.S. government securities(2)

The Portfolio's composition as of December 31, 1999, is shown to the left.




2. U.S. government securities owned or held under repurchase agreement by the Portfolio, but not shares of Franklin's IFT Money Market Portfolio, are guaranteed by the U.S. government as to the timely payment of principal and interest.

An investment in Franklin's IFT Money Market Portfolio is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the $1.00 share price will be maintained.

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 9 of this report.




PERFORMANCE SUMMARY

FRANKLIN'S
IFT MONEY MARKET PORTFOLIO
Period Ended December 31, 1999


7-Day Current Yield(4):            5.46%

7-Day Effective Yield(4):          5.61%

Average Weighted
Maturity:                        50 days

3. Source for the Lipper Institutional Money Market Funds Index is Lipper Analytical Services, Inc. As of December 31, 1999, there were 207 funds in the institutional money market funds category. This index is unmanaged, and one cannot invest directly in an index. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value.

4. Annualized and effective yields are for the 7-day period shown and reflect fluctuations in interest rates on Portfolio investments, and Fund expenses. Past performance does not guarantee future results.

Franklin Advisers, Inc., the Fund's administrator and manager of the underlying portfolio, agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.35% per annum of average net assets. Without these reductions, the Fund's current and effective 7-day yields for the period would have been 5.45% and 5.60%, respectively. Franklin Advisers, Inc. may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.

Franklin's IFT Money Market Portfolio
Total Returns vs.
Lipper Institutional Money Market Funds Index(3)
Periods Ended December 31, 1999

                   Franklin      Lipper
One-Year             4.92%        4.92%
Three-Year          16.77%       16.39%
Five-Year           30.37%       29.56%
Ten-Year            66.70%       65.20%

[GRAPHIC]

Past performance does not guarantee future results.



FRANKLIN U.S. GOVERNMENT
SECURITIES MONEY MARKET PORTFOLIO

U.S. Government Securities
Money Market Portfolio
Portfolio Composition
12/31/99


Repurchase Agreements      58.5%
U.S. Treasuries            41.3%
Other Assets                0.2%

[PIE CHART]


The Franklin U.S. Government Securities Money Market Portfolio (the Fund) seeks to earn high current income consistent with capital preservation and liquidity. It pursues its objective by investing all of its assets in shares of the U.S. Government Securities Money Market Portfolio (the Portfolio), which has an investment objective identical to the Fund's. The Portfolio, in turn, invests primarily in repurchase agreements collateralized by U.S. government securities, and in marketable securities issued or guaranteed by the U.S. government, its agencies and instrumentalities.(5) The Portfolio's composition as of December 31, 1999 is shown to the left.

Franklin Templeton provides extended times for placing trades in the Franklin U.S. Government Securities Money Market Portfolio. Investors may purchase and redeem shares each business day, up to 4:30 p.m. Eastern time (1:30 p.m. Pacific time). This feature gives our shareholders the opportunity to invest monies received late in the day and earn same-day dividends, rather than allow that money to remain idle overnight or over a weekend. When purchasing shares of the Fund, investors may also request next-day settlement exchanges to other money market funds in the Trust.(6)

5. U.S. government securities owned or held under repurchase agreement by the underlying Portfolio, but not shares of the Franklin U.S. Government Securities Money Market Portfolio, are guaranteed by the U.S. government as to the timely payment of principal and interest.

6. The exchange program may be modified or discontinued by the Fund. Shareholders using timing services will be charged a $5 fee for each exchange. Certain funds do not permit timing accounts or there may be certain restrictions, as detailed in each fund's prospectus.

An investment in Franklin's IFT Money Market Portfolio is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the $1.00 share price will be maintained.

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 11 of this report.



PERFORMANCE SUMMARY

FRANKLIN
U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO
Period Ended December 31, 1999


7-Day Current Yield(8):              4.43%

7-Day Effective Yield(8):            4.52%

Average Weighted
Maturity:                          42 days


7. Source for the Lipper Institutional U.S. Government Money Market Funds Index is Lipper Analytical Services, Inc. As of December 31, 1999, there were 104 funds in the institutional U.S. government money market funds category. This index is unmanaged, and one cannot invest directly in an index. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value.

8. Annualized and effective yields are for the 7-day period shown and reflect fluctuations in interest rates on portfolio investments, and Fund expenses. Past performance does not guarantee future results.

Franklin Advisers, Inc., the Fund's administrator and manager of the underlying portfolio, agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.35% per annum of average net assets. Without these reductions, the Fund's current and effective 7-day yields for the period would have been 4.39% and 4.49%, respectively. Franklin Advisers, Inc. may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.

FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO
Total Returns vs.
Lipper Institutional U.S. Government Market Funds Index(7)
Period Ended December 31, 1999


            Franklin  Lipper
One-Year      4.68%     4.82%
Three-Year   16.25%    16.13%
Five-Year    29.49%    29.11%
Ten-Year     64.50%    63.23%
          [GRAPHIC]


Past performance does not guarantee future results.




INSTITUTIONAL FIDUCIARY TRUST
Financial Highlights

MONEY MARKET PORTFOLIO


                                                 SIX MONTHS ENDED                         YEAR ENDED JUNE 30,
                                                 DECEMBER 31, 1999     ------------------------------------------------------------
                                                   (UNAUDITED)         1999         1998       1997          1996          1995
                                                 ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........       $1.00            $1.00       $1.00       $1.00         $1.00           $1.00
                                                 ----------------------------------------------------------------------------------
Income from investment operations -
 net investment income ........................        .026             .049        .054        .053          .055            .053
Less distributions from net investment income .       (.026)           (.049)      (.054)      (.053)        (.055)          (.053)
                                                 ----------------------------------------------------------------------------------
Net asset value, end of period ................       $1.00            $1.00       $1.00       $1.00         $1.00           $1.00
                                                 ==================================================================================
Total return* .................................        2.59%            5.02%       5.58%       5.42%         5.61%           5.46%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............    $600,684       $1,289,010    $175,881    $185,088      $341,295        $272,147
Ratios to average net assets:
 Expenses(1) ..................................         .35%**           .31%        .20%        .20%          .19%            .15%
 Expenses excluding waiver and payments
 by affiliate(1) ..............................         .38%**           .33%        .24%        .24%          .24%            .24%
 Net investment income ........................        5.12%**          4.82%       5.44%       5.27%         5.45%           5.40%


*Total return is not annualized for periods less than one year.

**Annualized

(1)The expense ratio includes the Fund's share of the Portfolio's allocated expenses.



                      See notes to financial statements.



INSTITUTIONAL FIDUCIARY TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (UNAUDITED)


MONEY MARKET PORTFOLIO                                            SHARES               VALUE
-------------------------------------------------------------------------------------------------
MUTUAL FUNDS 100.0%
The Money Market Portfolio (Note 1) (Cost $600,929,608)         600,929,608         $600,929,608
OTHER ASSETS, LESS LIABILITIES ........................                                 (245,695)
                                                                                    ------------
NET ASSETS 100.0% .....................................                             $600,683,913
           =====                                                                    ============



                       See notes to financial statements.


INSTITUTIONAL FIDUCIARY TRUST
Financial Highlights
FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                        SIX MONTHS ENDED                YEAR ENDED JUNE 30,
                                                        DECEMBER 31, 1999   --------------------------------------------------------
                                                           (UNAUDITED)        1999        1998          1997       1996       1995
                                                        ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ................        $1.00           $1.00       $1.00         $1.00      $1.00      $1.00
                                                        ----------------------------------------------------------------------------
Income from investment operations -
 net investment income ..............................         .024            .047        .054          .052       .054       .052
Less distributions from net investment income .......        (.024)          (.047)      (.054)        (.052)     (.054)      (.052)
                                                        ----------------------------------------------------------------------------
Net asset value, end of period ......................        $1.00           $1.00       $1.00         $1.00      $1.00       $1.00
                                                        ============================================================================
Total return* .......................................         2.45%           4.82%       5.51%         5.29%      5.50%      5.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...................      $68,691        $111,566    $131,151      $136,705   $152,173    $334,830
Ratios to average net assets:
 Expenses(1) ........................................          .35%**          .30%        .20%          .20%       .19%       .15%
 Expenses excluding waiver and payments by affiliate(1)        .42%**          .34%        .26%          .26%       .26%       .23%
 Net investment income ..............................         4.82%**         4.69%       5.34%         5.14%      5.44%      5.26%


*Total return is not annualized for periods less than one year.

**Annualized

(1)The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

    See notes to financial statements.



INSTITUTIONAL FIDUCIARY TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (UNAUDITED)

FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                                SHARES           VALUE
MUTUAL FUNDS 100.0%
The U.S. Government Securities Money Market Portfolio (Note 1) (Cost $68,738,848) .....................  68,738,848     $68,738,848
Other Assets, less Liabilities ........................................................................                     (47,600)
                                                                                                                        -----------
Net Assets 100.0% .....................................................................................                 $68,691,248
                                                                                                                        ===========


                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (UNAUDITED)

                                                                     FRANKLIN
                                                                 U.S. GOVERNMENT
                                                                   SECURITIES
                                                 MONEY MARKET     MONEY MARKET
                                                  PORTFOLIO         PORTFOLIO
                                                 -------------------------------
Assets:
 Investments in securities, at value and cost    $600,929,608      $68,738,848
 Receivable from capital shares sold ........          94,994               --
                                                 -------------------------------
    Total assets ............................     601,024,602       68,738,848
                                                 -------------------------------
Liabilities:
 Payables to affiliates .....................         131,831           20,912
 Distributions to shareholders ..............         179,617           26,289
 Other liabilities ..........................          29,241              399
                                                 -------------------------------
    Total liabilities .......................         340,689           47,600
                                                 -------------------------------
Net assets, at value ........................    $600,683,913      $68,691,248
                                                 ===============================
Shares outstanding ..........................     600,683,913       68,691,248
                                                 ===============================
Net asset value per share ...................           $1.00            $1.00
                                                 ===============================




                     See notes to financial statements.



INSTITUTIONAL FIDUCIARY TRUST
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (UNAUDITED)

                                                                                 FRANKLIN
                                                                             U.S. GOVERNMENT
                                                                                 SECURITIES
                                                            MONEY MARKET        MONEY MARKET
                                                             PORTFOLIO           PORTFOLIO
                                                            --------------------------------
Investment income:
 Dividends .........................................        $14,421,142          $2,207,836
                                                            --------------------------------
Expenses:
 Administrative fees (Note 3) ......................            547,273              88,511
 Transfer agent fees (Note 3) ......................              2,542               6,798
 Reports to shareholders ...........................              3,798               1,938
 Registration and filing fees ......................              9,938               6,331
 Professional fees .................................              5,585               4,589
 Trustees' fees and expenses .......................             10,430               3,450
 Other .............................................             15,396                 150
                                                            --------------------------------
Total expenses .....................................            594,962             111,767
Expenses waived/paid by affiliate (Note 3) .........            (47,578)            (23,255)
                                                            --------------------------------
 Net expenses ......................................            547,384              88,512
                                                            --------------------------------
Net investment income ..............................         13,873,758           2,119,324
                                                            --------------------------------
Net increase in net assets resulting from operations        $13,873,758          $2,119,324
                                                            ================================



                       See notes to financial statements.


INSTITUTIONAL FIDUCIARY TRUST
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (UNAUDITED)
AND THE YEAR ENDED JUNE 30, 1999 14

                                                                                                FRANKLIN U.S. GOVERNMENT SECURITIES
                                                                 MONEY MARKET PORTFOLIO                  MONEY MARKET PORTFOLIO
                                                       -----------------------------------------------------------------------------
                                                          SIX MONTHS              YEAR             SIX MONTHS              YEAR
                                                             ENDED                ENDED               ENDED                ENDED
                                                       DECEMBER 31, 1999      JUNE 30, 1999     DECEMBER 31, 1999      JUNE 30, 1999
                                                       -----------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
Net investment income ..............................       $13,873,758         $13,473,371        $2,119,324             $6,469,392
 Distributions to shareholders from net
investment income ..................................       (13,873,758)        (13,473,371)       (2,119,324)            (6,469,392)
 Capital share transactions (Note 2) ...............      (688,326,075)      1,113,128,619       (42,874,784)           (19,584,891)
                                                       -----------------------------------------------------------------------------
Net increase (decrease) in net assets ..............      (688,326,075)      1,113,128,619       (42,874,784)           (19,584,891)

Net assets (there is no undistributed net investment
 income at beginning or end of period):
Beginning of period ................................     1,289,009,988         175,881,369       111,566,032            131,150,923
                                                       -----------------------------------------------------------------------------
End of period ......................................      $600,683,913      $1,289,009,988       $68,691,248           $111,566,032
                                                       =============================================================================



                     See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of three separate series (the Funds). All funds included in this report are diversified. The investment objective of the funds included in this report is to seek high current income consistent with the preservation of capital and liquidity.

The Institutional Fiduciary Trust Money Market Portfolio (Money Market Fund) and the Franklin U.S. Government Securities Money Market Portfolio (U.S. Government
Fund) invest substantially all of their assets in the Money Market Portfolio and the U.S. Government Securities Money Market Portfolio (the Portfolios), respectively. The Portfolios are registered under the Investment Company Act of 1940 as diversified, open-end investment companies having the same investment objectives as the funds'. The financial statements of the Portfolios, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the funds' financial statements.

The following summarizes the funds' significant accounting policies.

a. SECURITY VALUATION:

The Money Market Fund and the U.S. Government Fund hold Portfolio shares that are valued at their proportionate interest in the net asset values of the Money Market Portfolio and the U.S. Government Securities Money Market Portfolio, respectively. At December 31, 1999, the Money Market Fund owns 16.56% of the Money Market Portfolio and the U.S. Government Fund owns 24.29% of the U.S. Government Securities Money Market Portfolio.

b. INCOME TAXES:

No provision has been made for income taxes because each fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the funds.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

d. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


INSTITUTIONAL FIDUCIARY TRUST
Notes to Financial Statements (unaudited) (continued)


2. SHARES OF BENEFICIAL INTEREST

At December 31, 1999, there were an unlimited number of shares authorized (no par value). Transactions in the fund's shares were as follows:

                                                                                                                         FRANKLIN
                                                                                                                     U.S. GOVERNMENT
                                                                                                                        SECURITIES
                                                                                       MONEY MARKET                    MONEY MARKET
                                                                                        PORTFOLIO                        PORTFOLIO
                                                                                      ----------------------------------------------
Six months ended December 31, 1999
 Shares sold .........................................................                $2,892,697,656                    $93,205,704
 Shares issued in reinvestment of distributions ......................                    12,218,896                      1,746,390
 Shares redeemed .....................................................                (3,593,242,627)                  (137,826,878)
                                                                                      ----------------------------------------------
 Net decrease ........................................................                 $(688,326,075)                  $(42,874,784)
                                                                                      ==============================================
Year ended June 30, 1999
 Shares sold .........................................................                $3,137,711,337                   $716,692,153
 Shares issued in reinvestment of distributions ......................                    10,832,591                      4,641,979
 Shares redeemed .....................................................                (2,035,415,309)                  (740,919,023)
                                                                                      ----------------------------------------------
 Net  increase (decrease) ............................................                $1,113,128,619                   $(19,584,891)
                                                                                      ==============================================



3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Funds are also officers and/or directors of Franklin Advisers Inc. (Advisers), Franklin/Templeton Distributors Inc. (Distributors), and Franklin/Templeton Investor Services Inc. (Investor Services), the Funds' administrative manager, principal underwriter, and transfer agent respectively, and of the Portfolios.

Shares of the Money Market Fund are offered to other investment companies managed by Advisers, or its affiliates.

At December 31, 1999, investment companies managed by Advisers or its affiliates owned 387,770,627 shares of the Money Market Fund.

The funds pay an administrative fee to Advisers of .20% per year of the funds' average daily net assets.

Advisers agreed in advance to waive management fees as noted in the Statement of Operations.

The funds paid transfer agent fees of $9,340 of which $2,659 was paid to Investor Services.


THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE MONEY MARKET PORTFOLIO
                                                       SIX MONTHS ENDED                      YEAR ENDED JUNE 30,
                                                       DECEMBER 31, 1999        --------------------------------------
                                                          (UNAUDITED)                   1999                  1998
                                                       ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............           $1.00                     $1.00                  $1.00
                                                       ---------------------------------------------------------------
Income from investment operations -
 net investment income .............................            .027                      .051                   .055
Less distributions from net investment income ......           (.027)                    (.051)                 (.055)
                                                       ---------------------------------------------------------------
Net asset value, end of period .....................           $1.00                     $1.00                  $1.00
                                                       ---------------------------------------------------------------
Total return(a) ....................................            2.69%                     5.18%                  5.64%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................      $3,628,518                $3,672,404             $2,043,629
Ratios to average net assets:
 Expenses ..........................................             .15%(b)                   .15%                   .15%
 Expenses excluding waiver and payments by affiliate             .16%(b)                   .15%                   .16%
 Net investment income .............................            5.32%(b)                  5.04%                  5.50%



                                                                                Year Ended June 30,
                                                       ---------------------------------------------------------------
                                                                   1997                  1996                    1995
                                                       ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............               $1.00                  $1.00                  $1.00
Income from investment operations -
 net investment income .............................                .053                   .055                   .053
Less distributions from net investment income ......               (.053)                 (.055)                 (.053)
                                                       ---------------------------------------------------------------
Net asset value, end of period .....................               $1.00                  $1.00                  $1.00
                                                       ---------------------------------------------------------------
Total return(a) ....................................                5.47%                  5.66%                  5.46%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................          $1,773,546             $1,550,085             $1,305,574
Ratios to average net assets:
 Expenses ..........................................                 .15%                   .15%                   .15%
 Expenses excluding waiver and payments by affiliate                 .16%                   .16%                   .16%
 Net investment income .............................                5.34%                  5.50%                  5.42%




(a)Total return is not annualized for periods less than one year.

(b)Annualized



                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (UNAUDITED)

THE MONEY MARKET PORTFOLIO                                                                          PRINCIPAL
BANK NOTES 4.1%                                                                                       AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
   Bank of America NA, 5.70% - 6.03%, 1/28/00 - 3/21/00 (COST $150,000,130) ..............         $150,000,000         $150,000,130
                                                                                                                       -------------
   CERTIFICATES OF DEPOSIT 43.9%
   ABN-AMRO Bank NV, Chicago Branch, 5.10% - 6.00%, 4/05/00 - 8/10/00 ....................          154,000,000          153,984,546
   Australia & New Zealand Banking Group, New York Branch, 6.01%, 1/06/00 ................           30,000,000           30,000,041
   Bank of Montreal, Chicago Branch, 5.12% - 6.03%, 3/02/00 - 4/12/00 ....................          120,000,000          119,999,716
   Bayerische Landesbank, New York Branch, 5.89% - 5.99%, 2/17/00 - 3/17/00 ..............          120,000,000          120,001,678
   Bayerische Vereinsbank, New York Branch, 5.55% - 5.86%, 1/10/00 - 1/24/00 .............           90,000,000           90,000,251
   Credit Agricole Indosuez, New York Branch, 5.03% - 5.98%, 1/13/00 - 3/20/00 ...........          130,000,000          130,001,940
   Credit Communal De Belgique, New York Branch, 6.00%, 1/07/00 ..........................           30,000,000           30,000,049
   Den Danske Bank, New York Branch, 5.98% - 6.00%, 3/30/00 - 4/14/00 ....................           85,000,000           85,001,409
   Deutsche Bank AG, New York Branch, 5.27% - 5.62%, 3/03/00 - 6/26/00 ...................          124,000,000          123,975,744
   Dresdner Bank AG, New York Branch, 5.56% - 6.06%, 1/11/00 - 3/01/00 ...................          115,000,000          115,001,100
   Lloyds Bank PLC, New York Branch, 5.90% - 5.99%, 2/24/00 - 3/31/00 ....................          150,000,000          150,002,387
   Rabobank Nederland NV, New York Branch, 5.41%, 6/01/00 ................................           25,000,000           24,995,999
   Royal Bank of Canada, New York Branch, 5.70%, 7/03/00 .................................           25,000,000           24,997,585
   Svenska Handelsbanken, New York Branch, 5.865% - 5.94%, 1/12/00 - 3/09/00 .............          120,000,000          120,001,549
   Toronto Dominion Bank, New York Branch, 5.10% - 6.11%, 1/19/00 - 3/23/00 ..............          155,000,000          155,001,441
   UBS AG, New York Branch, 6.03%, 4/20/00 ...............................................           30,000,000           30,001,347
   Westpac Banking Corp., New York Branch, 5.91%, 3/07/00 - 3/10/00 ......................           90,000,000           90,001,654
                                                                                                                       -------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $1,592,968,436) ...................................                             1,592,968,436
                                                                                                                       -------------
(a)COMMERCIAL PAPER 38.2%
   American Express Credit Corp., 5.88% - 5.90%, 2/04/00 - 2/09/00 .......................          120,000,000          119,273,616
   Associates Corp. of North America, 5.90%, 4/04/00 .....................................           35,000,000           34,460,806
   Bank of Montreal, 6.01%, 1/28/00 ......................................................           25,000,000           24,887,313
   BIL North America Inc., 5.75%, 1/27/00 ................................................           30,000,000           29,875,417
   Canadian Imperial Holdings Inc., 6.43%, 1/05/00 .......................................          150,000,000          149,892,834
   Chevron U.K. Investment PLC, 5.98%, 2/16/00 ...........................................           30,000,000           29,770,767
   Ciesco LP, 5.75% - 5.90%, 1/25/00 - 2/15/00 ...........................................          120,000,000          119,265,500
   Coca Cola Co., 5.86%, 3/28/00 - 3/29/00 ...............................................           70,000,000           69,002,986
   Commonwealth Bank of Australia, 5.90%, 2/23/00 ........................................           30,000,000           29,739,417
   Den Danske Corp. Inc., 6.03% - 6.05%, 1/21/00 - 2/01/00 ...............................           60,000,000           59,744,285
   Ford Motor Credit Co., 6.40%, 1/06/00 .................................................          150,000,000          149,866,668
   General Electric Capital Corp., 5.74% - 6.01%, 1/26/00 - 3/27/00 ......................          150,000,000          149,200,375
   Halifax Building Society Ltd., 5.77% - 6.01%, 1/25/00 - 3/24/00 .......................           60,000,000           59,434,226
   International Nederlanden (U.S.) Funding Corp., 5.88%, 4/03/00 ........................           35,000,000           34,468,350
   Morgan Stanley Dean Witter & Co., 6.03% - 6.10%, 1/10/00 - 1/14/00 ....................          140,000,000          139,740,936
   National Rural Utilities Cooperative Finance Corp. Finance, 5.98%, 3/07/00 - 3/10/00 ..           20,000,000           19,775,750
   Schering Corp., 5.92%, 1/18/00 ........................................................           25,000,000           24,930,111
   UBS Finance Delaware LLC, 5.75%, 3/13/00 - 3/14/00 ....................................           70,000,000           69,189,410
   Walt Disney Co., 5.86% - 5.88%, 1/19/00 - 1/24/00 .....................................           75,000,000           74,755,250
                                                                                                                       -------------
   TOTAL COMMERCIAL PAPER (COST $1,387,274,017) ..........................................                             1,387,274,017
                                                                                                                       -------------
   U.S. GOVERNMENT AGENCY SECURITIES 2.8%
   Federal Home Loan Mortgage Corp., 4.50%, 1/05/00 (COST $99,950,000) ...................          100,000,000           99,950,000
                                                                                                                       -------------
   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $3,230,192,583) ..................                             3,230,192,583
                                                                                                                       -------------

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (UNAUDITED) (CONT.)

                                                                                                  PRINCIPAL
THE MONEY MARKET PORTFOLIOS                                                                         AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------------
(b)REPURCHASE AGREEMENTS 10.3%
   Banc of America Securities LLC, 2.40%, 1/03/00 (Maturity Value $80,016,000) ...............     $80,000,000       $80,000,000
     Collateralized by U.S. Treasury Notes
   Dresdner Kleinwort Benson, North America LLC, 2.50%, 1/03/00 (Maturity Value $80,016,667)..      80,000,000        80,000,000
     Collateralized by U.S. Treasury Notes
   J.P. Morgan Securities Inc., 2.50%, 1/03/00 (Maturity Value $78,126,273) ..................      78,110,000        78,110,000
     Collateralized by U.S. Treasury Notes
   Morgan Stanley & Co. Inc., 2.50%, 1/03/00 (Maturity Value $79,016,458) ....................      79,000,000        79,000,000
     Collateralized by U.S. Treasury Notes
   Warburg Dillon Read LLC, 2.50%, 1/03/00 (Maturity Value $55,011,458) ......................      55,000,000        55,000,000
                                                                                                                  --------------
     Collateralized by U.S. Treasury Notes
   TOTAL REPURCHASE AGREEMENTS (COST $372,110,000) ...........................................                       372,110,000
                                                                                                                  --------------
   TOTAL INVESTMENTS (COST $3,602,302,583) 99.3% .............................................                     3,602,302,583
   OTHER ASSETS, LESS LIABILITIES .7% ........................................................                        26,215,182
                                                                                                                  --------------
   NET ASSETS 100.0% .........................................................................                    $3,628,517,765
                                                                                                                  --------------


(a)Securities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the portfolio.

(b)See Note 1(b) regarding repurchase agreements.


                       See notes to financial statements.



THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                      SIX MONTHS ENDED                     YEAR ENDED JUNE 30,
                                                      DECEMBER 31, 1999    -------------------------------------------------------
                                                         (UNAUDITED)       1999        1998        1997         1996        1995
                                                      ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............       $1.00          $1.00        $1.00       $1.00        $1.00       $1.00
                                                     -----------------------------------------------------------------------------
Income from investment operations -
 net investment income .............................        .025           .049         .054        .052         .054        .052
Less distributions from net investment income ......       (.025)         (.049)       (.054)      (.052)       (.054)      (.052)
                                                     -----------------------------------------------------------------------------
Net asset value, end of period .....................       $1.00          $1.00        $1.00       $1.00        $1.00       $1.00
                                                     -----------------------------------------------------------------------------
Total return(a) ....................................        2.55%          4.97%        5.53%       5.34%        5.55%       5.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................    $283,009        $258,458     $263,226   $285,629     $285,701    $474,654
Ratios to average net assets:
 Expenses ..........................................         .15%(b)        .15%          .15%       .15%         .15%        .15%
 Expenses excluding waiver and payments by affiliate         .16%(b)        .15%          .16%       .16%         .17%        .16%
 Net investment income .............................        5.06%(b)       4.84%         5.40%      5.20%        5.45%       5.25%



(a)Total return is not annualized for periods less than one year.

(b)Annualized


                     See notes to financial statements.



THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (UNAUDITED)


                                                                                                     PRINCIPAL
THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                                 AMOUNT               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   GOVERNMENT SECURITIES 41.3%
   U.S. Treasury Bill, 1/13/00 .................................................................      $72,000,000       $ 71,876,713
   U.S. Treasury Notes, 6.375%, 5/15/00 ........................................................       10,000,000         10,044,944
   U.S. Treasury Notes, 5.125%, 8/31/00 ........................................................       10,000,000          9,974,444
   U.S. Treasury Notes, 6.25%, 8/31/00 .........................................................       20,000,000         20,083,734
   U.S. Treasury Notes, 4.625%, 11/30/00 .......................................................        5,000,000          4,939,439
                                                                                                                        ------------
   TOTAL GOVERNMENT SECURITIES (COST $116,919,274) .............................................                         116,919,274
                                                                                                                        ------------
(b)REPURCHASE AGREEMENTS 58.5%
   Banc of America Securities LLC, 2.40%, 1/03/00 (Maturity Value $11,002,200) .................       11,000,000         11,000,000
     Collateralized by U.S. Treasury Notes
   Barclays Capital Inc., 2.50%, 1/03/00 (Maturity Value $11,002,292) ..........................       11,000,000         11,000,000
     Collateralized by U.S. Treasury Notes
   Dresdner Kleinwort Benson, North America LLC, 2.50%, 1/03/00 (Maturity Value $11,002,292) ...       11,000,000         11,000,000
     Collateralized by U.S. Treasury Notes
   J.P. Morgan Securities Inc., 2.50%, 1/03/00 (Maturity Value $40,008,333) ....................       40,000,000         40,000,000
     Collateralized by U.S. Treasury Bills and Notes
   J.P. Morgan Securities Inc., 2.40%, 1/03/00 (Maturity Value $20,719,143) ....................       20,715,000         20,715,000
     Collateralized by U.S. Treasury Bills and Notes
   Morgan Stanley & Co. Inc., 2.50%, 1/03/00 (Maturity Value $40,008,333) ......................       40,000,000         40,000,000
     Collateralized by U.S. Treasury Bills and Notes
   Morgan Stanley & Co. Inc., 2.50%, 1/03/00 (Market Value $20,719,316) ........................       20,715,000         20,715,000
     Collateralized by U.S. Treasury Bills and Notes
   Warburg Dillon Read LLC, 2.50%, 1/03/00 (Maturity Value $11,002,292) ........................       11,000,000         11,000,000
     Collateralized by U.S. Treasury Notes
                                                                                                                        ------------
   TOTAL REPURCHASE AGREEMENTS (COST $165,430,000) .............................................                         165,430,000
                                                                                                                        ------------
   TOTAL INVESTMENTS (COST $282,349,274) 99.8% .................................................                         282,349,274
   OTHER ASSETS, LESS LIABILITIES .2% ..........................................................                             659,342
                                                                                                                        ------------
   NET ASSETS 100.0% ...........................................................................                        $283,008,616
                                                                                                                        ============


(b)See note 1(b) regarding repurchase agreements.


                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (UNAUDITED)


                                                                              THE U.S.
                                                                             GOVERNMENT
                                                         THE                 SECURITIES
                                                     MONEY MARKET           MONEY MARKET
                                                      PORTFOLIO               PORTFOLIO
                                                    ------------------------------------
Assets:
 Investments in securities, at value and cost       $3,230,192,583         $116,919,274
 Repurchase agreements, at value and cost ...          372,110,000          165,430,000
 Cash .......................................               24,944                1,372
 Interest receivable ........................           26,670,489              709,503
                                                    ------------------------------------
      Total assets ..........................        3,628,998,016          283,060,149
                                                    ------------------------------------
Liabilities:
 Payables to affiliates .....................              453,487               45,781
 Other liabilities ..........................               26,764                5,752
                                                    ------------------------------------
      Total liabilities .....................              480,251               51,533
                                                    ------------------------------------
 Net assets, at value .......................       $3,628,517,765         $283,008,616
                                                    ====================================
Shares outstanding ..........................        3,628,517,765          283,008,616
                                                    ====================================
Net asset value per share ...................                $1.00                $1.00
                                                    ====================================

                     See notes to financial statements.


THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (UNAUDITED)


                                                                                  THE U.S.
                                                                                 GOVERNMENT
                                                                 THE             SECURITIES
                                                            MONEY MARKET        MONEY MARKET
                                                              PORTFOLIO           PORTFOLIO
                                                            -----------          ----------
Investment income:
 Interest ..........................................        $90,215,751          $6,652,929
                                                            -----------          ----------
Expenses:
 Management fees (Note 3) ..........................          2,491,154             193,416
 Custodian fees ....................................             13,521               1,022
 Reports to shareholders ...........................              1,647                 688
 Professional fees .................................             29,201               3,094
 Other .............................................              5,308               1,583
                                                            -----------          ----------
      Total expenses ...............................          2,540,831             199,803
      Expenses waived/paid by affiliate (Note 3) ...            (49,417)             (6,396)
                                                            -----------          ----------
       Net expenses ................................          2,491,414             193,407
                                                            -----------          ----------
        Net investment income ......................         87,724,337           6,459,522
                                                            -----------          ----------
Net increase in net assets resulting from operations        $87,724,337          $6,459,522
                                                            ===========          ==========


                      See notes to financial statements.


THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (UNAUDITED)
AND THE YEAR ENDED JUNE 30, 1999

                                                                                                    THE U.S. GOVERNMENT SECURITIES
                                                             THE MONEY MARKET PORTFOLIO                 MONEY MARKET PORTFOLIO
                                                         ---------------------------------------------------------------------------
                                                         SIX MONTHS ENDED      YEAR ENDED           SIX MONTHS ENDED     YEAR ENDED
                                                         DECEMBER 31, 1999    JUNE 30, 1999      DECEMBER 31, 1999     JUNE 30, 1999
                                                         ---------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ............................        $87,724,337        $134,356,042          $6,459,522         $14,158,082
  Net realized gain from investments ...............                 --                 651                  --                  --
                                                         ---------------------------------------------------------------------------
      Net increase in net assets resulting from
       operations ..................................         87,724,337         134,356,693           6,459,522          14,158,082
 Distributions to shareholders from net
  investment income ................................        (87,724,337)       (134,356,693)*        (6,459,522)        (14,158,082)
 Capital share transactions (Note 2) ...............        (43,886,020)      1,628,774,482          24,550,235          (4,767,997)
                                                         ---------------------------------------------------------------------------
      Net increase (decrease) in net assets ........        (43,886,020)      1,628,774,482          24,550,235          (4,767,997)
Net assets (there is no undistributed net investment
 income at beginning or end of period):
  Beginning of period ..............................      3,672,403,785       2,043,629,303         258,458,381         263,226,378
                                                         ---------------------------------------------------------------------------
  End of period ....................................     $3,628,517,765      $3,672,403,785        $283,008,616        $258,458,381
                                                         ===========================================================================


*Distributions were increased by a net realized gain from investments of $651.


                     See notes to financial statements.


THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek to provide high current income consistent with preservation of capital and liquidity. The following summarizes the Portfolios' significant accounting policies.

a. SECURITY VALUATION:

Securities are valued at amortized cost which approximates value.

b. REPURCHASE AGREEMENTS:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At December 31, 1999, all outstanding repurchase agreements held by the Portfolios had been entered into on that date.

c. INCOME TAXES:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

At December 31, 1999, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Portfolios' shares were as follows:

                                                                                 THE U.S.
                                                            THE                 GOVERNMENT
                                                        MONEY MARKET         SECURITIES MONEY
                                                         PORTFOLIO           MARKET PORTFOLIO
                                                       ----------------------------------------
Six months ended December 31, 1999
 Shares sold ..................................        $15,324,799,016            $546,033,547
 Shares issued in reinvestment of distributions             87,722,893               6,453,353
 Shares redeemed ..............................        (15,456,407,929)           (527,936,665)
                                                       ----------------------------------------
      Net increase (decrease) .................           $(43,886,020)            $24,550,235
                                                       ========================================
Year ended June 30, 1999
 Shares sold ..................................        $13,314,265,139            $963,424,640
 Shares issued in reinvestment of distributions            134,356,720              14,164,293
 Shares redeemed ..............................        (11,819,847,377)           (982,356,930)
                                                       ----------------------------------------
      Net increase (decrease) .................         $1,628,774,482             $(4,767,997)
                                                       ========================================


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, Institutional Fiduciary Trust, Franklin Templeton Money Fund Trust, and Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees, as noted in the Statements of Operations.

At December 31, 1999, the shares of The Money Market Portfolio were owned by the following funds:

                                                                                       PERCENTAGE OF
                                                                      SHARES         OUTSTANDING SHARES
                                                                  -------------------------------------
Franklin Money Fund .......................................       2,787,557,120          76.83%
Institutional Fiduciary Trust - Money Market Portfolio ....         600,929,608          16.56%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund         123,859,827           3.41%
Franklin Templeton Money Fund .............................         116,171,210           3.20%



THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited) (continued)


3. TRANSACTIONS WITH AFFILIATES (CONT.)

At December 31, 1999, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                                                                                     PERCENTAGE OF
                                                                                                     SHARES       OUTSTANDING SHARES
                                                                                                   ---------------------------------
Institutional Fiduciary Trust - Franklin U.S. Government Securities Money Market Portfolio ......   68,738,848          24.29%
Franklin Federal Money Fund .....................................................................  214,269,768          75.71%


4. INCOME TAXES

At June 30, 1999, The Money Market Portfolio has deferred capital losses occurring subsequent to October 31, 1998 of $8,692. For tax purposes, such losses will be reflected in the year ending June 30, 2000.






                       This page intentionally left blank.




SHAREHOLDER LETTER


CONTENTS

Shareholder Letter ............................     1

Franklin
Cash Reserves Fund ............................     4

Financial Highlights &
Statement of Investments ......................     6

Financial Statements ..........................     8

Notes to
Financial Statements ..........................    11

--------------------------------------------------------------------------------
Your fund's objective: The Franklin Cash Reserves Fund (the Fund) seeks high current income, consistent with capital preservation and liquidity. The Fund seeks to achieve this objective by investing all of its assets in The Money Market Portfolio, whose investment objective is the same as the Fund's. The Fund's underlying portfolio is managed to maintain a stable net asset value of $1.00 per share, although there is no guarantee that it will accomplish this goal.(1)
--------------------------------------------------------------------------------


Dear Shareholder:

It's a pleasure to bring you Franklin Cash Reserves Fund's semiannual report for the period ended December 31, 1999.

During the six months under review, domestic economic growth accelerated from a pace that was already well above the Federal Reserve Board's (the Fed's) targeted long-term growth rate, or "speed limit," of 3.0%. The overall economy, as measured by U.S. gross domestic product (GDP), grew at blistering annualized rates of 5.7% and 5.8% during the third and fourth quarters of 1999, respectively. Higher equity and real estate prices, increasing wages and tight labor markets helped spur consumer spending during the reporting period. The booming economy also contributed to a continued


[PYRAMID GRAPH]

(1) An investment in Franklin Cash Reserves Fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the $1.00 share price will be maintained.

downtrend in the national unemployment rate, which reached a 30-year low of 4.1% by the end of the reporting period.(2)

A rebound in the manufacturing sector and improving international growth contributed to the U.S. economy as it entered its ninth consecutive year of expansion, marking the longest growth period in the nation's history. As expected, the combination of strong domestic and overseas expansion caused the inflation rate to rise during the reporting period. Inflation, as measured by the year-over-year change in the Consumer Price Index (CPI), increased from 2.0% on June 30 to 2.7% for the year ending December 31, 1999.

Seeking to stay ahead of the curve on inflation, the Fed increased the federal funds target rate from 5.00% to 5.50% during the reporting period. In turn, bond prices dropped but yields rose, a positive outcome for money market investors. The yield on the bellwether 30-year Treasury advanced from 5.96% on June 30 to 6.48% on December 31, 1999. Reflecting the Fed's 50 basis point increase in short-term interest rates during the last half of 1999, the fund's seven-day current yield during the reporting period rose from 3.94% on June 30, 1999, to 5.05% on December 31, 1999.

We continue to invest the fund's assets in only the highest-quality money market securities. For example, over 75% of the paper purchased for the fund carries long-term credit ratings of "AA" or higher as rated by Standard & Poor's(R) and Moody's, with the balance of the portfolio rated "A."(2) Consistent with the fund's objective of providing shareholders with a higher quality and conservative investment vehicle, we do not invest the fund's cash in derivatives or other potentially volatile securities that we believe involve undue risk.

(2) Standard & Poor's and Moody's are independent credit rating agencies, and their ratings do not indicate ratings of the fund.


Going forward, underlying concerns linger regarding the economy's strength, and the possibility that short-term interest rates may rise further in the near future. As the world approached its date with Y2K, it became clear that the pace of the U.S. economy was largely unaffected by the rate hikes of 1999, reviving the specter of inflation. In light of surging consumer spending, rising commodity prices and other inflation-inducing trends, most analysts ended the year anticipating an even tighter monetary policy by the Fed in 2000. We will continue to closely monitor political and economic events and make adjustments to your portfolio as necessary.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

Sincerely,

/S/ Charles B. Johnson
Charles B. Johnson
Chairman
Franklin's Institutional Fiduciary Trust



FRANKLIN CASH RESERVES FUND

THE MONEY MARKET PORTFOLIO
Portfolio Composition
12/31/99

Certificates of Deposit                 43.9%
Commercial Paper                        38.2%
Repurchase Agreements                   10.3%
Bank Notes                               4.1%
Discounted Notes                         2.8%
Other Assets                             0.7%


The Franklin Cash Reserves Fund's investment objective is to provide high current income, consistent with capital preservation and liquidity. The Fund invests all of its assets in the shares of The Money Market Portfolio (the Portfolio), which has the same investment objective as the Fund's. The Portfolio, in turn, invests in various money market instruments such as:

- U.S. government and federal agency obligations(3)

- Certificates of deposit

- Banker's acceptances

- High grade commercial paper

- High grade short-term corporate obligations

- Repurchase agreements collateralized by U.S. government securities(3)

The Portfolio's composition as of December 31, 1999, is shown to the left.


(3) U.S. government securities owned by the Portfolio or held under repurchase agreement, but not shares of the Franklin Cash Reserves Fund, are guaranteed by the U.S. government as to the timely payment of principal and interest.

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 7 of this report.


PERFORMANCE SUMMARY

FRANKLIN CASH RESERVES FUND
Total Return vs. Lipper Institutional Money Market Funds Index(4)
Period Ended December 31, 1999

                                     1-Year         3-Year         5-Year
                                     ------         ------         ------
Franklin Cash Reserves Fund          4.46%          15.42%         28.26%

Lipper Institutional Money
  Market Funds Index                 4.92%          16.39%         29.56%


FRANKLIN CASH RESERVES FUND
PERIOD ENDED DECEMBER 31, 1999


7-Day Current Yield(5):               5.05%
7-Day Effective Yield(5):             5.17%
Average Weighted Maturity:            50 days

(4) Source for the Lipper Institutional Money Market Funds Index is Lipper Analytical Services, Inc. As of December 31, 1999, there were 207 funds in the institutional money market funds category. This index is unmanaged, and one cannot invest directly in an index. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value.

(5) Annualized and effective yields are for the 7-day period shown and reflect fluctuations in interest rates on Portfolio investments, and Fund expenses.


Past performance does not guarantee future results.

INSTITUTIONAL FIDUCIARY TRUST
Financial Highlights

FRANKLIN CASH RESERVES FUND

                                                     SIX MONTHS ENDED                      YEAR ENDED JUNE 30,
                                                     DECEMBER 31, 1999  --------------------------------------------------------
                                                        (UNAUDITED)       1999        1998         1997        1996        1995
                                                     -----------------  --------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............        $   1.00       $   1.00    $   1.00     $   1.00    $   1.00    $  1.00
                                                         --------       --------    --------     --------    --------    -------
Income from investment operations -
 net investment income ..........................            .023           .044        .051         .050        .052       .052
Less distributions from net investment income ...           (.023)         (.044)      (.051)       (.050)      (.052)     (.052)
                                                         --------       --------    --------     --------    --------    -------
Net asset value, end of period ..................        $   1.00       $   1.00    $   1.00     $   1.00    $   1.00    $  1.00
                                                         ========       ========    ========     ========    ========    =======

Total return(a) .................................            2.35%          4.49%       5.28%        5.11%       5.35%      5.34%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............        $121,756       $135,390    $119,585     $ 76,510    $ 30,381    $14,545
Ratios to average net assets:
 Expenses(b) ....................................             .83%(c)        .82%        .50%         .50%        .49%       .40%
 Expenses excluding waiver and payments by
   affiliate(b) .................................             .84%(c)        .82%        .77%         .69%        .73%       .79%
 Net investment income ..........................            4.62%(c)       4.38%       5.14%        5.00%       5.10%      5.69%

(a) Total return is not annualized for periods less than one year.

(b) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

(c) Annualized

                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (UNAUDITED)


FRANKLIN CASH RESERVES FUND                                                          SHARES        VALUE
---------------------------                                                          ------        -----
Mutual Funds 101.7%
The Money Market Portfolio (Note 1) (Cost $123,859,827) ..................       123,859,827    $123,859,827
Other Assets, less Liabilities (1.7)% ....................................                        (2,103,417)
                                                                                                ------------
Net Assets 100.0% ........................................................                      $121,756,410
                                                                                                ============

                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND

Financial Statements


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (UNAUDITED)

Assets:
 Investments in securities, at value and cost ...........      $123,859,827
 Receivable for capital shares sold .....................         4,625,313
                                                               ------------
      Total assets ......................................       128,485,140
                                                                -----------
Liabilities:
 Payables:
  Capital shares redeemed ...............................         6,435,046
  Affiliates ............................................           278,235
 Other liabilities ......................................            15,449
                                                               ------------
      Total liabilities .................................         6,728,730
                                                               ------------
Net assets, at value ....................................      $121,756,410
                                                               ============
Shares outstanding ......................................       121,756,410
                                                                ===========
Net asset value per share ...............................       $      1.00
                                                                ===========

                       See notes to financial statements.


INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND

Financial Statements (continued)


STATEMENT OF OPERATIONS
FOR THE THE SIX MONTHS ENDED DECEMBER 31, 1999 (UNAUDITED)

Investment income:
 Dividends ................................................       $3,512,668
                                                                  ----------
Expenses:
 Administrative fees (Note 3) .............................          166,802
 Distribution fees (Note 3) ...............................          166,802
 Transfer agent fees (Note 3) .............................           86,574
 Reports to shareholders ..................................            4,372
 Registration and filing fees .............................            9,387
 Professional fees ........................................            3,770
 Trustees' fees and expenses ..............................            3,564
 Other ....................................................           11,408
                                                                  ----------
      Total expenses ......................................          452,679
                                                                  ----------
       Net investment income ..............................        3,059,989
                                                                  ----------
Net increase in net assets resulting from operations ......       $3,059,989
                                                                  ==========

                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND

Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (UNAUDITED)
AND THE YEAR ENDED JUNE 30, 1999

                                                                           SIX MONTHS          YEAR
                                                                              ENDED            ENDED
                                                                        DECEMBER 31, 1999   JUNE 30, 1999
                                                                        -----------------   -------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...........................................       $  3,059,989      $  6,472,002
 Distributions to shareholders from net investment income .........         (3,059,989)       (6,472,002)
 Capital share transactions (Note 2) ..............................        (13,633,142)       15,804,969
                                                                          ------------      ------------
      Net increase (decrease) in net assets .......................        (13,633,142)       15,804,969
Net assets (there is no undistributed net investment income
  at beginning or end of period):
 Beginning of period ..............................................        135,389,552       119,584,583
                                                                          ------------      ------------
 End of period ....................................................       $121,756,410      $135,389,552
                                                                          ============      ============



                       See notes to financial statements.


INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Cash Reserves Fund (the Fund) is a separate, diversified series of Institutional Fiduciary Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of three separate series (the Funds). The Fund's objective is to seek high current income consistent with the preservation of capital and liquidity.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in net asset value of the Portfolio. As of December 31, 1999, the Fund owns 3.41% of the Portfolio.

b. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

d. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

At December 31, 1999, there were an unlimited number of shares authorized (no par value). Transactions in the Fund's shares were as follows:

                                                SIX MONTHS            YEAR
                                                  ENDED              ENDED
                                            DECEMBER 31, 1999     JUNE 30, 1999
                                            -----------------     -------------
Shares sold ............................      $ 112,983,213       $ 296,189,371
Shares issued in reinvestment
 of distributions ......................          3,059,967           6,445,425
Shares redeemed ........................       (129,676,322)       (286,829,827)
                                              -------------       -------------
Net increase (decrease) ................      ($ 13,633,142)      $  15,804,969
                                              =============       =============

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investors Services, Inc. (Investors Services), the Fund's investment manager, principal underwriter, and transfer agent, respectively, and of the Portfolio.

The Fund pays an administrative fee to Advisers of .25% per year of the Fund's average daily net assets.

The Fund reimburses Distributors up to .25% per year of its average daily net assets, for costs incurred in marketing the Fund's shares.

The Fund paid transfer agent fees of $86,574 of which $70,443 was paid to Investor Services.

THE MONEY MARKET PORTFOLIOS
Financial Highlights


THE MONEY MARKET PORTFOLIO

                                                   SIX MONTHS ENDED                        YEAR ENDED JUNE 30,
                                                   DECEMBER 31, 1999  -------------------------------------------------------------
                                                      (UNAUDITED)        1999        1998          1997         1996         1995
                                                   -----------------  -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........     $     1.00       $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                    ----------       ----------   ----------   ----------   ----------   ----------
Income from investment operations -
 net investment income ........................           .027             .051         .055         .053         .055         .053
Less distributions from net investment income .          (.027)           (.051)       (.055)       (.053)       (.055)       (.053)
                                                    ----------       ----------   ----------   ----------   ----------   ----------
Net asset value, end of period ................     $      1.00      $      1.00  $      1.00  $      1.00  $      1.00  $      1.00
                                                    ----------       ----------   ----------   ----------   ----------   ----------
Total return(a)................................           2.69%            5.18%        5.64%        5.47%        5.66%        5.46%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............     $3,628,518       $3,672,404   $2,043,629   $1,773,546   $1,550,085   $1,305,574
Ratios to average net assets:
 Expenses .....................................            .15%(b)          .15%         .15%         .15%         .15%         .15%
 Expenses excluding waiver and payments by
   affiliate ..................................            .16%(b)          .15%         .16%         .16%         .16%         .16%
 Net investment income ........................           5.32%(b)         5.04%        5.50%        5.34%        5.50%        5.42%


(a) Total return is not annualized for periods less than one year.

(b) Annualized

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Statement of Investments, December 31, 1999 (unaudited)


                                                                                           PRINCIPAL
 The Money Market Portfolio                                                                 AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
   BANK NOTES 4.1%
   Bank of America NA, 5.70% - 6.03%, 1/28/00 - 3/21/00 (Cost $150,000,130) .......     $150,000,000    $  150,000,130
                                                                                                        --------------
   CERTIFICATES OF DEPOSIT 43.9%
   ABN-AMRO Bank NV, Chicago Branch, 5.10% - 6.00%, 4/05/00 - 8/10/00 .............      154,000,000       153,984,546
   Australia & New Zealand Banking Group, New York Branch, 6.01%, 1/06/00 .........       30,000,000        30,000,041
   Bank of Montreal, Chicago Branch, 5.12% - 6.03%, 3/02/00 - 4/12/00 .............      120,000,000       119,999,716
   Bayerische Landesbank, New York Branch, 5.89% - 5.99%, 2/17/00 - 3/17/00 .......      120,000,000       120,001,678
   Bayerische Vereinsbank, New York Branch, 5.55% - 5.86%, 1/10/00 - 1/24/00 ......       90,000,000        90,000,251
   Credit Agricole Indosuez, New York Branch, 5.03% - 5.98%, 1/13/00 - 3/20/00 ....      130,000,000       130,001,940
   Credit Communal De Belgique, New York Branch, 6.00%, 1/07/00 ...................       30,000,000        30,000,049
   Den Danske Bank, New York Branch, 5.98% - 6.00%, 3/30/00 - 4/14/00 .............       85,000,000        85,001,409
   Deutsche Bank AG, New York Branch, 5.27% - 5.62%, 3/03/00 - 6/26/00 ............      124,000,000       123,975,744
   Dresdner Bank AG, New York Branch, 5.56% - 6.06%, 1/11/00 - 3/01/00 ............      115,000,000       115,001,100
   Lloyds Bank PLC, New York Branch, 5.90% - 5.99%, 2/24/00 - 3/31/00 .............      150,000,000       150,002,387
   Rabobank Nederland NV, New York Branch, 5.41%, 6/01/00 .........................       25,000,000        24,995,999
   Royal Bank of Canada, New York Branch, 5.70%, 7/03/00 ..........................       25,000,000        24,997,585
   Svenska Handelsbanken, New York Branch, 5.865% - 5.94%, 1/12/00 - 3/09/00 ......      120,000,000       120,001,549
   Toronto Dominion Bank, New York Branch, 5.10% - 6.11%, 1/19/00 - 3/23/00 .......      155,000,000       155,001,441
   UBS AG, New York Branch, 6.03%, 4/20/00 ........................................       30,000,000        30,001,347
   Westpac Banking Corp., New York Branch, 5.91%, 3/07/00 - 3/10/00 ...............       90,000,000        90,001,654
                                                                                                        --------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $1,592,968,436) ............................                      1,592,968,436
                                                                                                        --------------
(a)COMMERCIAL PAPER 38.2%
   American Express Credit Corp., 5.88% - 5.90%, 2/04/00 - 2/09/00 ................      120,000,000       119,273,616
   Associates Corp. of North America, 5.90%, 4/04/00 ..............................       35,000,000        34,460,806
   Bank of Montreal, 6.01%, 1/28/00 ...............................................       25,000,000        24,887,313
   BIL North America Inc., 5.75%, 1/27/00 .........................................       30,000,000        29,875,417
   Canadian Imperial Holdings Inc., 6.43%, 1/05/00 ................................      150,000,000       149,892,834
   Chevron U.K. Investment PLC, 5.98%, 2/16/00 ....................................       30,000,000        29,770,767
   Ciesco LP, 5.75% - 5.90%, 1/25/00 - 2/15/00 ....................................      120,000,000       119,265,500
   Coca Cola Co., 5.86%, 3/28/00 - 3/29/00 ........................................       70,000,000        69,002,986
   Commonwealth Bank of Australia, 5.90%, 2/23/00 .................................       30,000,000        29,739,417
   Den Danske Corp. Inc., 6.03% - 6.05%, 1/21/00 - 2/01/00 ........................       60,000,000        59,744,285
   Ford Motor Credit Co., 6.40%, 1/06/00 ..........................................      150,000,000       149,866,668
   General Electric Capital Corp., 5.74% - 6.01%, 1/26/00 - 3/27/00 ...............      150,000,000       149,200,375
   Halifax Building Society Ltd., 5.77% - 6.01%, 1/25/00 - 3/24/00 ................       60,000,000        59,434,226
   International Nederlanden (U.S.) Funding Corp., 5.88%, 4/03/00 .................       35,000,000        34,468,350
   Morgan Stanley Dean Witter & Co., 6.03% - 6.10%, 1/10/00 - 1/14/00 .............      140,000,000       139,740,936
   National Rural Utilities Cooperative Finance Corp. Finance, 5.98%, 3/07/00 -
     3/10/00 ......................................................................       20,000,000        19,775,750
   Schering Corp., 5.92%, 1/18/00 .................................................       25,000,000        24,930,111
   UBS Finance Delaware LLC, 5.75%, 3/13/00 - 3/14/00 .............................       70,000,000        69,189,410
   Walt Disney Co., 5.86% - 5.88%, 1/19/00 - 1/24/00 ..............................       75,000,000        74,755,250
                                                                                                        --------------
   TOTAL COMMERCIAL PAPER (COST $1,387,274,017) ...................................                      1,387,274,017
                                                                                                        --------------
   U.S. GOVERNMENT AGENCY SECURITIES 2.8%
   Federal Home Loan Mortgage Corp., 4.50%, 1/05/00 (Cost $99,950,000) ............      100,000,000        99,950,000
                                                                                                        --------------
   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $3,230,192,583) ...........                      3,230,192,583
                                                                                                        --------------

THE MONEY MARKET PORTFOLIOS
Statement of Investments, December 31, 1999 (unaudited) (cont.)

                                                                                  PRINCIPAL
 THE MONEY MARKET PORTFOLIO                                                         AMOUNT          VALUE
-------------------------------------------------------------------------------------------------------------
(b)REPURCHASE AGREEMENTS 10.3%
   Banc of America Securities LLC, 2.40%, 1/03/00 (Maturity Value $80,016,000)   $80,000,000   $   80,000,000
    Collateralized by U.S. Treasury Notes
   Dresdner Kleinwort Benson, North America LLC, 2.50%, 1/03/00 (Maturity
     Value $80,016,667) ......................................................    80,000,000       80,000,000
    Collateralized by U.S. Treasury Notes
   J.P. Morgan Securities Inc., 2.50%, 1/03/00 (Maturity Value $78,126,273) ..    78,110,000       78,110,000
    Collateralized by U.S. Treasury Notes
   Morgan Stanley & Co. Inc., 2.50%, 1/03/00 (Maturity Value $79,016,458) ....    79,000,000       79,000,000
    Collateralized by U.S. Treasury Notes
   Warburg Dillon Read LLC, 2.50%, 1/03/00 (Maturity Value $55,011,458) ......    55,000,000       55,000,000
    Collateralized by U.S. Treasury Notes
                                                                                               --------------
   TOTAL REPURCHASE AGREEMENTS (COST $372,110,000) ...........................                    372,110,000
                                                                                               --------------
   TOTAL INVESTMENTS (COST $3,602,302,583) 99.3% .............................                  3,602,302,583
   OTHER ASSETS, LESS LIABILITIES .7% ........................................                     26,215,182
                                                                                               --------------
   NET ASSETS 100.0% .........................................................                 $3,628,517,765
                                                                                               ==============

(a) Securities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the portfolio.

(b) See Note 1(b) regarding repurchase agreements.

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Highlights


THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                        SIX MONTHS ENDED               YEAR ENDED JUNE 30,
                                                        DECEMBER 31, 1999  --------------------------------------------------------
                                                           (UNAUDITED)       1999      1998          1997       1996         1995
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ................       $   1.00      $   1.00    $   1.00     $   1.00    $   1.00    $   1.00
                                                            --------      --------    --------     --------    --------    --------
Income from investment operations -
 net investment income ..............................           .025          .049        .054         .052        .054        .052
Less distributions from net investment income .......          (.025)        (.049)      (.054)       (.052)      (.054)      (.052)
                                                            --------      --------    --------     --------    --------    --------
Net asset value, end of period ......................       $   1.00      $   1.00    $   1.00     $   1.00    $   1.00    $   1.00
                                                            --------      --------    --------     --------    --------    --------
Total return(a) .....................................           2.55%         4.97%       5.53%        5.34%       5.55%       5.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...................       $283,009      $258,458    $263,226     $285,629    $285,701    $474,654
Ratios to average net assets:
 Expenses ...........................................            .15%(b)       .15%        .15%         .15%        .15%        .15%
 Expenses excluding waiver and payments by affiliate             .16%(b)       .15%        .16%         .16%        .17%        .16%
 Net investment income ..............................           5.06%(b)      4.84%       5.40%        5.20%       5.45%       5.25%


(a) Total return is not annualized for periods less than one year.
(b) Annualized

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (UNAUDITED)

                                                                                            PRINCIPAL
 THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                       AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------------------
   GOVERNMENT SECURITIES 41.3%
   U.S. Treasury Bill, 1/13/00                                                             $72,000,000       $ 71,876,713
   U.S. Treasury Notes, 6.375%, 5/15/00                                                     10,000,000         10,044,944
   U.S. Treasury Notes, 5.125%, 8/31/00                                                     10,000,000          9,974,444
   U.S. Treasury Notes, 6.25%, 8/31/00                                                      20,000,000         20,083,734
   U.S. Treasury Notes, 4.625%, 11/30/00                                                     5,000,000          4,939,439
                                                                                                             ------------
   TOTAL GOVERNMENT SECURITIES (COST $116,919,274)                                                            116,919,274
                                                                                                             ------------
(b)REPURCHASE AGREEMENTS 58.5%
   Banc of America Securities LLC, 2.40%, 1/03/00 (Maturity Value $11,002,200)              11,000,000         11,000,000
     Collateralized by U.S. Treasury Notes
   Barclays Capital Inc., 2.50%, 1/03/00 (Maturity Value $11,002,292)                       11,000,000         11,000,000
     Collateralized by U.S. Treasury Notes
   Dresdner Kleinwort Benson, North America LLC, 2.50%, 1/03/00 (Maturity Value
     $11,002,292)                                                                           11,000,000         11,000,000
     Collateralized by U.S. Treasury Notes
   J.P. Morgan Securities Inc., 2.50%, 1/03/00 (Maturity Value $40,008,333)                 40,000,000         40,000,000
     Collateralized by U.S. Treasury Bills and Notes
   J.P. Morgan Securities Inc., 2.40%, 1/03/00 (Maturity Value $20,719,143)                 20,715,000         20,715,000
     Collateralized by U.S. Treasury Bills and Notes
   Morgan Stanley & Co. Inc., 2.50%, 1/03/00 (Maturity Value $40,008,333)                   40,000,000         40,000,000
     Collateralized by U.S. Treasury Bills and Notes
   Morgan Stanley & Co. Inc., 2.50%, 1/03/00 (Market Value $20,719,316)                     20,715,000         20,715,000
     Collateralized by U.S. Treasury Bills and Notes
   Warburg Dillon Read LLC, 2.50%, 1/03/00 (Maturity Value $11,002,292)                     11,000,000         11,000,000
     Collateralized by U.S. Treasury Notes
                                                                                                             ------------
   TOTAL REPURCHASE AGREEMENTS (COST $165,430,000)                                                            165,430,000
                                                                                                             ------------
   TOTAL INVESTMENTS (COST $282,349,274) 99.8%                                                                282,349,274
   OTHER ASSETS, LESS LIABILITIES .2%                                                                             659,342
                                                                                                             ------------
   NET ASSETS 100.0%                                                                                         $283,008,616
                                                                                                             ============

(b) See note 1(b) regarding repurchase agreements.


                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (UNAUDITED)

                                                                                THE U.S.
                                                                               GOVERNMENT
                                                               THE             SECURITIES
                                                          MONEY MARKET        MONEY MARKET
                                                            PORTFOLIO           PORTFOLIO
                                                            ---------           ---------
Assets:
 Investments in securities, at value and cost ......    $3,230,192,583       $116,919,274
 Repurchase agreements, at value and cost ..........       372,110,000        165,430,000
 Cash ..............................................            24,944              1,372
 Interest receivable ...............................        26,670,489            709,503
                                                        --------------       ------------
      Total assets .................................     3,628,998,016        283,060,149
                                                        --------------       ------------
Liabilities:
 Payables to affiliates ............................           453,487             45,781
 Other liabilities .................................            26,764              5,752
                                                        --------------       ------------
      Total liabilities ............................           480,251             51,533
                                                        --------------       ------------
 Net assets, at value ..............................    $3,628,517,765       $283,008,616
                                                        ==============       ============
Shares outstanding .................................     3,628,517,765        283,008,616
                                                        ==============       ============
Net asset value per share ..........................             $1.00              $1.00
                                                        ==============       ============


                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (UNAUDITED)

                                                                                                THE U.S.
                                                                                               GOVERNMENT
                                                                                     THE       SECURITIES
                                                                                MONEY MARKET  MONEY MARKET
                                                                                  PORTFOLIO     PORTFOLIO
                                                                                  ---------     ---------
Investment income:
 Interest ...............................................................       $90,215,751    $6,652,929
                                                                                -----------    ----------
Expenses:
 Management fees (Note 3) ...............................................         2,491,154       193,416
 Custodian fees .........................................................            13,521         1,022
 Reports to shareholders ................................................             1,647           688
 Professional fees ......................................................            29,201         3,094
 Other ..................................................................             5,308         1,583
                                                                                -----------    ----------
      Total expenses ....................................................         2,540,831       199,803
      Expenses waived/paid by affiliate (Note 3) ........................           (49,417)       (6,396)
                                                                                -----------    ----------
       Net expenses .....................................................         2,491,414       193,407
                                                                                -----------    ----------
        Net investment income ...........................................        87,724,337     6,459,522
                                                                                -----------    ----------
Net increase in net assets resulting from operations ....................       $87,724,337    $6,459,522
                                                                                ===========    ==========

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (UNAUDITED) AND THE YEAR ENDED JUNE 30, 1999

                                                                                                 THE U.S. GOVERNMENT SECURITIES
                                                              THE MONEY MARKET PORTFOLIO              MONEY MARKET PORTFOLIO
                                                          ----------------------------------   -----------------------------------
                                                          SIX MONTHS ENDED      YEAR ENDED     SIX MONTHS ENDED      YEAR ENDED
                                                          DECEMBER 31, 1999    JUNE 30, 1999   DECEMBER 31, 1999    JUNE 30, 1999
                                                          -----------------  ---------------   -----------------   ---------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..............................     $   87,724,337     $  134,356,042    $     6,459,522    $    14,158,082
  Net realized gain from investments .................               --                  651               --                 --
                                                           --------------     --------------    ---------------    ---------------
      Net increase in net assets resulting from
       operations ....................................         87,724,337        134,356,693          6,459,522         14,158,082
 Distributions to shareholders from net
  investment income ..................................        (87,724,337)      (134,356,693)*       (6,459,522)       (14,158,082)
 Capital share transactions (Note 2) .................        (43,886,020)     1,628,774,482         24,550,235         (4,767,997)
                                                           --------------     --------------    ---------------    ---------------
      Net increase (decrease) in net assets ..........        (43,886,020)     1,628,774,482         24,550,235         (4,767,997)
Net assets (there is no undistributed net investment
 income at beginning or end of period):
  Beginning of period ................................      3,672,403,785      2,043,629,303        258,458,381        263,226,378
                                                           --------------     --------------    ---------------    ---------------
  End of period ......................................     $3,628,517,765     $3,672,403,785    $   283,008,616    $   258,458,381
                                                           ==============     ==============    ===============    ===============

* Distributions were increased by a net realized gain from investments of $651.

                       See notes to financial statements.


THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek to provide high current income consistent with preservation of capital and liquidity. The following summarizes the Portfolios' significant accounting policies.

a. SECURITY VALUATION:

Securities are valued at amortized cost which approximates value.

b. REPURCHASE AGREEMENTS:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At December 31, 1999, all outstanding repurchase agreements held by the Portfolios had been entered into on that date.

c. INCOME TAXES:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

At December 31, 1999, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Portfolios' shares were as follows:

                                                                               THE U.S.
                                                           THE                GOVERNMENT
                                                       MONEY MARKET        SECURITIES MONEY
                                                        PORTFOLIO          MARKET PORTFOLIO
                                                        ---------          ----------------
Six months ended December 31, 1999
 Shares sold ..................................      $ 15,324,799,016      $    546,033,547
 Shares issued in reinvestment of distributions            87,722,893             6,453,353
 Shares redeemed ..............................       (15,456,407,929)         (527,936,665)
                                                     ----------------      ----------------
      Net increase (decrease) .................      $    (43,886,020)     $     24,550,235
                                                     ================      ================
Year ended June 30, 1999
 Shares sold ..................................      $ 13,314,265,139      $    963,424,640
 Shares issued in reinvestment of distributions           134,356,720            14,164,293
 Shares redeemed ..............................       (11,819,847,377)         (982,356,930)
                                                     ----------------      ----------------
      Net increase (decrease) .................      $  1,628,774,482      $     (4,767,997)
                                                     ================      ================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, Institutional Fiduciary Trust, Franklin Templeton Money Fund Trust, and Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees, as noted in the Statements of Operations.

At December 31, 1999, the shares of The Money Market Portfolio were owned by the following funds:

                                                                                                PERCENTAGE OF
                                                                                SHARES        OUTSTANDING SHARES
                                                                                ------        ------------------
Franklin Money Fund                                                        2,787,557,120            76.83%
Institutional Fiduciary Trust - Money Market Portfolio                       600,929,608            16.56%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund                  123,859,827             3.41%
Franklin Templeton Money Fund                                                116,171,210             3.20%


THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited) (continued)


3. TRANSACTIONS WITH AFFILIATES (CONT.)

At December 31, 1999, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                                                                               PERCENTAGE OF
                                                                                                SHARES       OUTSTANDING SHARES
                                                                                                ------       ------------------
Institutional Fiduciary Trust - Franklin U.S. Government Securities Money Market Portfolio     68,738,848          24.29%
Franklin Federal Money Fund                                                                   214,269,768          75.71%

4. INCOME TAXES

At June 30, 1999, The Money Market Portfolio has deferred capital losses occurring subsequent to October 31, 1998 of $8,692. For tax purposes, such losses will be reflected in the year ending June 30, 2000.